Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets allocated [Abstract]
Contracted concessional assets	$ 8,161,129	$ 8,549,181
Investments carried under the equity method	139,925	53,419	$ 55,784
Current financial investments	218,577	240,834
Cash and cash equivalents (project companies)	562,795	631,542	669,387	$ 594,811
Total assets	9,659,815	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,852,348	5,091,114	5,475,208
Grants and other liabilities	1,641,752	1,658,126
Long-term and short-term corporate debt	723,791	684,073
Total liabilities	7,944,959	8,162,919
Equity	1,714,856	1,756,112	$ 1,895,453	$ 1,959,111
Total liabilities and equity	9,659,815	9,919,031
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,299,198	3,453,652
Investments carried under the equity method	90,847	0
Current financial investments	159,267	147,213
Cash and cash equivalents (project companies)	181,458	195,678
Total assets	3,730,771	3,796,543
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,676,251	1,725,961
Grants and other liabilities	1,490,679	1,527,724
Total liabilities	3,166,930	3,253,685
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,186,552	1,210,624
Investments carried under the equity method	0	0
Current financial investments	29,190	61,959
Cash and cash equivalents (project companies)	80,909	41,316
Total assets	1,296,652	1,313,899
Liabilities allocated [Abstract]
Long-term and short-term project debt	884,835	900,801
Grants and other liabilities	12,864	7,550
Total liabilities	897,699	908,351
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,675,379	3,884,905
Investments carried under the equity method	49,078	53,419
Current financial investments	20,673	30,080
Cash and cash equivalents (project companies)	234,097	287,456
Total assets	3,979,227	4,255,860
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,291,262	2,464,352
Grants and other liabilities	138,209	122,852
Total liabilities	2,429,471	2,587,204
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,161,129	8,549,181
Investments carried under the equity method	139,925	53,419
Current financial investments	209,131	239,252
Cash and cash equivalents (project companies)	496,464	524,450
Total assets	9,006,649	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,852,348	5,091,114
Grants and other liabilities	1,641,752	1,658,126
Total liabilities	6,494,100	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	239,553	188,736
Other current assets (including cash and cash equivalents at holding company level)	413,613	363,993
Total assets	653,166	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	723,791	684,073
Other non-current liabilities	564,855	523,827
Other current liabilities	162,213	205,779
Total liabilities	1,450,859	1,413,679
Equity	1,714,856	1,756,112
Total liabilities and equity	$ 3,165,715	$ 3,169,791